                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [X]; Amendment Number:      No. 1
                                                -------------
   This Amendment (Check only one):          [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bedford Oak Advisors, LLC
Address:    100 South Bedford Road
            Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:

  /s/ Barry Kagan             Mt. Kisco, New York           August 19, 2005
-------------------         -----------------------       -------------------
     [Signature]                 [City, State]                   [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

    None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       1*
                                                     ---------

Form 13F Information Table Entry Total:                 3
                                                     ---------

Form 13F Information Table Value Total:                $25,370
                                                     ---------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.              Form 13F File Number                Name
    ---              --------------------                ----
    1                     28-05211                  Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.


                Title of    CUSIP           Market Value     Shares or    Investment      Other       Voting
    Name          Class     Number         (in thousands)     PRN Amt     Discretion    Managers     Authority
    ----          -----     ------         --------------     -------     ----------    --------     ---------
  National       Common      637132101         6,208         2,434,340   Shared-Defined     1         Shared
 Patent Dev
  Corp New
    Epoch        Common      29428R103         3,677          855,000    Shared-Defined     1         Shared
Holding Corp
  Cadiz Inc      Common      127537207         15,485         815,000    Shared-Defined     1         Shared

